Leases	12 Months Ended
Mar. 31, 2022
Presentation of leases for lessee [abstract]
Leases
41.
Leases

The Group has entered into leases for its offices and leasehold lands. These leases generally have lease terms of 5 to 30 years. The Group also has certain leases of regional offices and office equipment with lease terms of 12 months or less and lease of office equipments with low value. The Group applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases. Set out below are the carrying amounts of lease liabilities carried at amortised cost and the movements during the year:

	For the year ended
Particulars	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Opening balance	1,436	1,646	2,112	28
Additions	410	1,101	1,229	16
Asset acquisition (refer Note 56)	—	—	128	2
Acquisition of subsidiary	—	17	—	—
Capitalised during the year	—	105	114	2
Accretion of interest	147	113	166	2
Lease modification during the year	—	(26)	—	—
Disposal of subsidiary	—	(596)	—	—
Payments	(347)	(248)	(295)	(4)
Closing balance	1,646	2,112	3,454	46
Current	259	330	455	6
Non-current	1,387	1,782	2,999	40

Notes:

a)
There are no restrictions or covenants imposed by leases.
b)
Refer Note 36 for rental expense recorded for short-term leases and low value leases.
c)
There are no amounts payable toward variable lease expense recognised for the years ended March 31, 2022, 2021 and 2020.
d)
The maturity analysis of lease liabilities are disclosed in Note 49.
e)
There are no leases which have not yet commenced to which the lessee is committed.
f)
The effective interest rate for lease liabilities is 10.08% (March 31, 2021: 10.40%),